Asset Acquisition and Non-controlling Interest (“NCI”)	9 Months Ended
Mar. 31, 2023
Asset Acquisitions And Interests In Other Entities [Abstract]
Asset Acquisition and Non-controlling Interest (“NCI”)	Asset Acquisition and Non-controlling Interest (“NCI”)

Accounting Policy

Non-controlling interests (“NCI”) are recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of the total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

The change in non-controlling interest is as follows:

	Bevo	Other	Total
	$	$	$
Balance, June 30, 2021	—	—	—
Additions	—	866	866
Share of (loss) profit for the period	—	(355)	(355)
Balance, June 30, 2022	—	511	511
Acquired through business acquisitions (Note 13)	25,925	—	25,925
Change in ownership interests in net assets	11,923	—	11,923
Share of (loss) profit for the period	(4,944)	(2,354)	(7,298)
Balance, March 31, 2023	32,904	(1,843)	31,061

The Company entered into an agreement to sell its Aurora Sky facility in Edmonton, Alberta and related assets and liabilities to Bevo (a 50.1% controlled subsidiary) (the “Aurora Sky Transaction”). Up to $25.0 million could be payable over time by Bevo to the Company in connection with the Aurora Sky Transaction, based on Bevo successfully achieving certain financial milestones at the Aurora Sky Facility. The Aurora Sky Transaction closed on September 30, 2022. The Company recognized the inter-company transfer of net assets to Bevo at cost and recorded an increase in non-controlling interest equal to the non-controlling interest’s proportionate share of the carrying value of the net assets transferred of $11.9 million with a corresponding decrease to deficit on the consolidated statements of financial position.

CannaHealth Therapeutics Inc.
On September 20, 2022, the Company acquired all of the issued and outstanding shares of CannaHealth Therapeutics Inc (“CannaHealth”) from the minority interest of a consolidated subsidiary for total consideration of $21.9 million paid in cash. CannaHealth is a company with assets in the Canadian medical aggregator space. The Company allocated the purchase consideration to deferred compensation in accordance with IAS 19, Employee Benefits, with $2.9 million being used to settle tax obligations in respect of the deferred compensation. The deferred compensation is amortized on a straight-line basis over a five-year period. During the nine months ended March 31, 2023, the Company recognized amortization expense of $1.9 million in the consolidated statements of loss and comprehensive loss. As at March 31, 2023, $3.8 million was recorded to prepaids and $13.3 million was recorded to deposits on the consolidated statements of financial position. The remaining balance of $2.9 million was paid to settle certain tax obligations arising from the transaction.

Growery B.V.

During the year ended June 30, 2022, the Company, through its wholly-owned indirect subsidiary, Aurora Nederland B.V., entered into a sale and purchase agreement to purchase 40% of the issued and outstanding shares in Growery B.V. (“Growery”). The Company controls Growery as it has the right to nominate two of three members of the Supervisory Board of Growery, and decisions require a simple majority. Based on having a controlling interest, the Company has consolidated Growery’s results in these consolidated financial statements.

The Company accounted for this purchase as an asset acquisition. In connection with the asset acquisition, the Company made an upfront cash payment of $0.6 million (EUR 0.4 million). In addition, the Company is obligated to make aggregate cash milestone payments of up to $5.8 million (EUR $4.0 million) upon Growery achieving sufficient profits available for distribution, and up to $4.3 million (EUR 3.0 million) upon Growery achieving certain revenue targets. The Company recognized NCI of $0.9 million (EUR 0.6 million) based on its proportion share of Growery’s net assets. The difference between the purchase price and the net assets acquired has been allocated to intangible assets. A definite life intangible asset license of $2.0 million (EUR 1.4 million) has been recognized in these financial statements. The Company incurred transaction costs of $0.1 million (EUR 0.1 million) which have been capitalized to the net assets acquired.

Netherlands-based Growery is in the business of cultivation, production and sale of recreational cannabis and is one of the license holders entitled to participate in the Netherlands’ still-pending Controlled Cannabis Supply Chain Experiment . During the nine months ended March 31, 2023, the Company recorded an impairment loss against property plant and equipment (Note 11) and intangible assets (Note 15) due to regulatory and financial uncertainty and other commercial factors which are indicators of impairment at March 31, 2023. On June 13, 2023, the
Company formally made the decision to exit the agreement with Growery (Note 32).